NON-CURRENT ASSETS – LOAN TO A RELATED PARTY, NET (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of non-current assets

	December 31,
	2023	2024
	US$’000	US$’000
Loan to a related party	5,907	6,291
Allowance for expected credit losses	–	(319)
Loan to a related party	5,907	5,972